Taxes	6 Months Ended
Jun. 30, 2026
Taxes.
Taxes

Note 11 — Taxes

Corporate Income Taxes

Cayman Islands

The Company is incorporated in the Cayman Islands. The Cayman Islands currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to the Company levied by the government of the Cayman Islands save for certain stamp duties which may be applicable, from time to time, on certain instruments.

Hong Kong

Under Hong Kong tax laws, with effect from April 1, 2018, a two-tiered profits tax rate regime applies. The profits tax rate for the first HKD2 million of corporate profits is 8.25%, while the standard profits tax rate of 16.5% remains for profits exceeding HKD2 million. The Company’s Hong Kong subsidiaries, Jiadezhigao HK, WISMASS HK and HK Yifu, are subject to Hong Kong profits tax on their taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. There were no assessable profits derived from or earned from Jiadezhigao HK, WISMASS HK and HK Yifu for any of the periods presented.

The PRC

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Kebiao Technology was approved as an HNTE on November 2, 2022 and renewed the HNTE status on December 8, 2025. As a result, Kebiao Technology has been entitled to a reduced income tax rate of 15% in 2025, 2026 and 2027. According to the Announcement of the State Taxation Administration on the Implementation of Income Tax Preferential Policies to Support the Development of Small Low Profit Enterprises and Individual Businesses, 25% of the annual taxable income of small low profit enterprises that does not exceed RMB3 million will be included in the taxable income, and the enterprise income tax will be paid at the rate of 20%. Jiade Zhigao, Shenzhen Kebiao, Kunyuan and Jiazhi are eligible for the above preferential tax policies for small and micro enterprises in 2025 and 2026 and will continue to be eligible for such policies until 2027.

The components of the income tax provision are as follows:

	For the six months ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Current	34,806	12,711	1,873
Deferred	(232,572)	(869,289)	(128,117)
Total income taxes benefit	(197,766)	(856,578)	(126,244)

Note 11 — Taxes (continued)

The following table reconciles the China statutory rates to the Group’s effective tax rate for the six months ended June 30, 2025 and 2026:

	For the six months ended June 30,
	2025	2026
Statutory rate in the PRC	25.0%	25.0%
Effect of the PRC preferential tax rate	(2.0)%	(0.9)%
Foreign tax rate differential	(19.3)%	(23.4)%
R&D additional deduction	2.7%	0.4%
Non-deductible expenses*	3.2%	0.6%
Change in valuation allowance	(5.2)%	(0.0)%
Effective tax rate	4.4%	1.7%

*Non-deductible expenses mainly represent expenditures not deductible for PRC tax purposes.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and June 30, 2026, the Group did not have any significant unrecognized uncertain tax positions. The Group did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended June 30, 2025 and 2026.

Taxes payable

Taxes payable consist of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US$
Income tax payable	1,452,052	1,407,082	207,378
Value-added tax payable	57,082	65,678	9,680
Total taxes payable	1,509,134	1,472,760	217,058